Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Value

	MUTUAL FUNDS - 2.9%
20,703	JPMorgan Hedged Equity Fund - Institutional Class	$ 473,683
	TOTAL MUTUAL FUNDS (Cost - $418,224)

	EXCHANGE TRADED FUNDS - 93.6%
	DEBT FUNDS - 70.3%
12,109	iShares Core U.S. Aggregate Bond ETF	1,429,588
25,703	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,411,352
88,549	SPDR Doubleline Total Return Tactical ETF	4,366,352
30,127	Vanguard Intermediate-Term Bond ETF	2,816,272
15,324	Vanguard Short-Term Bond ETF	1,272,658
		11,296,222
	EQUITY FUNDS - 23.3%
14,979	Schwab U.S. Large-Cap Growth ETF	1,725,131
20,462	Schwab U.S. Large-Cap Value ETF	1,067,912
3,607	Vanguard Mid-Cap Growth ETF	649,765
3,036	Vanguard Mid-Cap Value ETF	307,759
		3,750,567
	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,085,397)	15,046,789

	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET FUND
559,310	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	559,310
	(Cost - $559,310)

	TOTAL INVESTMENTS - 100.0% (Cost - $15,062,930)	$ 16,079,782
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(8,149)
	TOTAL NET ASSETS - 100.0%	$ 16,071,633

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2020.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Value

	MUTUAL FUNDS - 4.1%
96,436	JPMorgan Hedged Equity Fund - Institutional Class	$ 2,206,457
	TOTAL MUTUAL FUNDS (Cost - $1,934,064)

	EXCHANGE TRADED FUNDS - 92.4%
	DEBT FUNDS - 51.0%
45,354	iShares Core U.S. Aggregate Bond ETF	5,354,493
28,035	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	1,539,402
205,943	SPDR Doubleline Total Return Tactical ETF	10,155,049
60,281	Vanguard Intermediate-Term Bond ETF	5,635,068
58,111	Vanguard Short-Term Bond ETF	4,826,118
		27,510,130
	EQUITY FUNDS - 41.4%
20,286	iShares Core MSCI Emerging Markets ETF	1,071,101
79,565	Schwab U.S. Large-Cap Growth ETF	9,163,501
117,868	Schwab U.S. Large-Cap Value ETF	6,151,531
18,238	Vanguard Mid-Cap Growth ETF	3,285,394
25,929	Vanguard Mid-Cap Value ETF	2,628,423
		22,299,950
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $45,454,913)	49,810,080

	SHORT-TERM INVESTMENT - 3.6%
	MONEY MARKET FUND
1,933,921	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	1,933,921
	(Cost - $1,933,921)

	TOTAL INVESTMENTS - 100.1% (Cost - $49,322,898)	$ 53,950,458
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(48,633)
	TOTAL NET ASSETS - 100.0%	$ 53,901,825

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2020.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Value

	MUTUAL FUNDS - 7.2%
467,222	JPMorgan Hedged Equity Fund - Institutional Class	$ 10,690,039
	TOTAL MUTUAL FUNDS (Cost - $9,125,894)

	EXCHANGE TRADED FUNDS - 89.4%
	DEBT FUNDS - 31.9%
112,019	iShares Core U.S. Aggregate Bond ETF	13,224,963
219,289	SPDR Doubleline Total Return Tactical ETF	10,813,141
109,347	Vanguard Intermediate-Term Bond ETF	10,221,757
159,476	Vanguard Short-Term Bond ETF	13,244,482
		47,504,343
	EQUITY FUNDS - 57.5%
51,350	iShares Core MSCI Emerging Markets ETF	2,711,280
295,418	Schwab U.S. Large-Cap Growth ETF	34,023,291
452,755	Schwab U.S. Large-Cap Value ETF	23,629,283
83,419	Vanguard Mid-Cap Growth ETF	15,027,099
99,623	Vanguard Mid-Cap Value ETF	10,098,783
		85,489,736
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $117,553,800)	132,994,079

	SHORT-TERM INVESTMENT - 3.5%
	MONEY MARKET FUND
5,278,177	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	5,278,177
	(Cost - $5,278,177)

	TOTAL INVESTMENTS - 100.1% (Cost - $131,957,871)	$ 148,962,295
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(160,146)
	TOTAL NET ASSETS - 100.0%	$ 148,802,149

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2020.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Value

	MUTUAL FUNDS - 7.0%
259,310	JPMorgan Hedged Equity Fund - Institutional Class	$ 5,933,014
	TOTAL MUTUAL FUNDS - (Cost - $5,124,019)

	EXCHANGE TRADED FUNDS - 89.7%
	DEBT FUNDS - 18.5%
42,411	iShares Core U.S. Aggregate Bond ETF	5,007,043
78,360	SPDR Doubleline Total Return Tactical ETF	3,863,932
17,309	Vanguard Intermediate-Term Bond ETF	1,618,045
60,379	Vanguard Short-Term Bond ETF	5,014,476
		15,503,496
	EQUITY FUNDS - 71.2%
45,388	iShares Cores MSCI Emerging Markets ETF	2,396,486
189,656	Schwab U.S. Large-Cap Growth ETF	21,842,682
303,475	Schwab U.S. Large-Cap Value ETF	15,838,360
56,503	Schwab US Small-Cap ETF	3,860,285
52,113	Vanguard Mid-Cap Growth ETF	9,387,636
64,660	Vanguard Mid-Cap Value ETF	6,554,584
		59,880,033
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $66,410,862)	75,383,529

	SHORT-TERM INVESTMENT - 3.3%
	MONEY MARKET FUND
2,780,469	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	2,780,469
	(Cost - $2,780,469)

	TOTAL INVESTMENTS - 100.0% (Cost - $74,315,350)	$ 84,097,012
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(33,022)
	TOTAL NET ASSETS - 100.0%	$ 84,063,990

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2020.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020
Shares		Value

	MUTUAL FUNDS - 7.8%
100,847	JPMorgan Hedged Equity Fund - Institutional Class	$ 2,307,376
	TOTAL MUTUAL FUNDS - (Cost - $2,014,378)

	EXCHANGE TRADED FUNDS - 88.2%
	DEBT FUNDS - 7.0%
10,053	iShares Core U.S. Aggregate Bond ETF	1,186,857
10,734	Vanguard Short-Term Bond ETF	891,459
		2,078,316
	EQUITY FUNDS - 81.2%
20,554	iShares Core MSCI Emerging Markets ETF	1,085,251
9,986	JPMorgan Diversified Return International Equity ETF	515,377
72,623	Schwab U.S. Large-Cap Growth ETF	8,363,991
116,915	Schwab U.S. Large-Cap Value ETF	6,101,794
30,015	Schwab U.S. Small-Cap ETF	2,050,625
21,898	Vanguard Mid-Cap Growth ETF	3,944,706
20,531	Vanguard Mid-Cap Value ETF	2,081,228
		24,142,972
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $22,754,580)	26,221,288

	SHORT-TERM INVESTMENT - 4.1%
	MONEY MARKET FUND
1,229,171	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	1,229,171
	(Cost - $1,229,171)

	TOTAL INVESTMENTS - 100.1% (Cost - $25,998,129)	$ 29,757,835
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(24,761)
	TOTAL NET ASSETS - 100.0%	$ 29,733,074

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2020.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2020

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto;

(v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 473,683	$ -	$ -	$ 473,683
Exchange Traded Fund	15,046,789	-	-	15,046,789
Short-Term Investment	559,310	-	-	559,310
Total	$ 16,079,782	$ -	$ -	$ 16,079,782

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,206,457	$ -	$ -	$ 2,206,457
Exchange Traded Funds	49,810,080	-	-	49,810,080
Short-Term Investment	1,933,921	-	-	1,933,921
Total	$ 53,950,458	$ -	$ -	$ 53,950,458

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 10,690,039	$ -	$ -	$ 10,690,039
Exchange Traded Fund	132,994,079	-	-	132,994,079
Short-Term Investment	5,278,177	-	-	5,278,177
Total	$ 148,962,295	$ -	$ -	$ 148,962,295

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,933,014	$ -	$ -	$ 5,933,014
Exchange Traded Fund	75,383,529	-	-	75,383,529
Short-Term Investment	2,780,469	-	-	2,780,469
Total	$ 84,097,012	$ -	$ -	$ 84,097,012

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,307,376	$ -	$ -	$ 2,307,376
Exchange Traded Fund	26,221,288	-	-	26,221,288
Short-Term Investment	1,229,171	-	-	1,229,171
Total	$ 29,757,835	$ -	$ -	$ 29,757,835

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Aggregate cost for federal tax purposes along with gross unrealized appreciation and depreciation is as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Ladenburg Income Fund	$ 15,089,676	$ 1,042,041	$ (51,935)	$ 990,106
Ladenburg Income & Growth Fund	49,343,688	4,735,307	(128,537)	4,606,770
Ladenburg Growth & Income Fund	131,998,677	17,928,759	(965,141)	16,963,618
Ladenburg Growth Fund	74,336,738	10,566,337	(806,063)	9,760,274
Ladenburg Aggressive Growth Fund	26,044,197	3,992,873	(279,235)	3,713,638